Segments - Reconciliation of Revenue from Segments to Consolidated (Detail) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Mar. 31, 2015 USD ($) Segment	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments | Segment		2			2
Net sales		$ 989.2	$ 1,047.4	$ 0.0	$ 4,361.7	$ 3,951.1
Successor [Member] | Performance Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		557.2	616.1		2,585.0	2,325.3
Successor [Member] | Performance Coatings [Member] | Refinish [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		393.2	435.2		1,850.8	1,670.0
Successor [Member] | Performance Coatings [Member] | Industrial [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		164.0	180.9		734.2	655.3
Successor [Member] | Transportation Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		432.0	431.3		1,776.7	1,625.8
Successor [Member] | Transportation Coatings [Member] | Light Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		333.2	339.6		1,384.5	1,291.5
Successor [Member] | Transportation Coatings [Member] | Commercial Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		$ 98.8	$ 91.7		$ 392.2	$ 334.3
Predecessor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 326.2						$ 4,219.4
Predecessor [Member] | Performance Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	186.8						2,479.5
Predecessor [Member] | Performance Coatings [Member] | Refinish [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	129.4						1,759.3
Predecessor [Member] | Performance Coatings [Member] | Industrial [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	57.4						720.2
Predecessor [Member] | Transportation Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	139.4						1,739.9
Predecessor [Member] | Transportation Coatings [Member] | Light Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	111.6						1,390.6
Predecessor [Member] | Transportation Coatings [Member] | Commercial Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 27.8						$ 349.3